                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                  Investment Company Act file number 811-4992


                        Colonial Municipal Income Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3750


Date of fiscal year end: November 30, 2006


Date of reporting period: May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

[PHOTO]






  COLONIAL MUNICIPAL INCOME TRUST






  Semiannual Report
  May 31, 2006






[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

+

                                       [GRAPHIC]




Dear Shareholder:

The US stock and bond markets delivered positive, but modest, returns during the six month period ended May 31, 2006. After a weak fourth quarter, economic growth turned sharply higher in 2006 and job growth was steady, although somewhat slower at the end of the period. Confident consumers continued to pump dollars into US retail markets, despite higher energy prices, which boosted inflation. The housing market continued to cool as mortgage rates moved higher, but housing-market indicators--such as housing starts, sales of existing homes, and house prices--remained strong by historical measures.

In this environment, the US fixed income markets faced the challenge of rising interest rates, especially within the short-and intermediate-maturity ranges and was generally flat for the period. The Federal Reserve Board, in an effort to balance economic growth and the forces of inflation, raised short-term interest rates by one full percentage point during the reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, moved up from 4.5% to 5.1%. Lower quality bonds did better than higher quality bonds. In fact, high-yield bonds did better than either stocks or investment-grade bonds. A strong economy favored corporate high-yield bonds, as default rates remained low and corporate profits surprised investors with better-than-expected results. However, that trend showed signs of shifting near the end of the six-month period. The municipal sector generated respectable gains as economic growth helped buoy revenues and stabilize budgets in many states and municipalities. Within the municipal market, high-yield also outperformed high-grade bonds for the period.

In the pages that follow, your fund's manager discusses key factors that influenced performance during this six-month reporting period. We urge you to read this report carefully and to discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We look forward to continuing to help you build toward your financial goals.

Sincerely,


/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Manager's Report reflect current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                                    [GRAPHIC]


                                    [GRAPHIC]




Price per share as of 05/31/06 ($)

                              Market price    5.72
                              --------------------
                              Net asset value 5.80
                              --------------------

6-month (cumulative) total return as of 05/31/06 (%)

                       Market price                10.12
                       ---------------------------------
                       Net asset value              3.89
                       ---------------------------------
                       Lipper High Yield Municipal
                       Debt Funds Category average  4.41
                       ---------------------------------

Performance is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please call 800-730-6001 for the Trust's most recent performance.

Total return based on net asset value reflects changes in the trust's net asset value during each period. Total return based on market value reflects changes in market value. These figures will differ depending on the level of any discount from or premium to during the period.

Distributions declared per common share 12/01/05 - 05/31/06 ($)

                                      0.18
                                    --------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

Top 5 sectors as of 05/31/06 (%)

                        Hospitals                  10.6
                        -------------------------------
                        Congregate care retirement 10.4
                        -------------------------------
                        Refunded/escrowed           7.4
                        -------------------------------
                        Local general obligation    6.2
                        -------------------------------
                        Multi-family                6.0
                        -------------------------------

Quality breakdown as of 05/31/06 (%)

                             AAA              28.7
                             ---------------------
                             AA                2.6
                             ---------------------
                             A                 6.4
                             ---------------------
                             BBB              23.3
                             ---------------------
                             BB                3.7
                             ---------------------
                             B                 1.9
                             ---------------------
                             CCC               0.3
                             ---------------------
                             Non-rated        32.5
                             ---------------------
                             Cash equivalents  0.6
                             ---------------------

Sector and quality breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings, Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk. The majority of the bonds that are non-rated are considered by the advisor to be of non-investment grade quality.


                                    [GRAPHIC]


    PORTFOLIO MANAGER'S REPORT

Summary

.. For the six-month period ended May 31, 2006, Colonial Municipal Income Trust generated a total return of 10.12%, based on its market price. During this period, the trust returned 3.89%, based on investment at net asset value. That was less than the 4.41% average return of the Lipper High Yield Municipal Debt Funds Category,/1/ and slightly behind the 4.30% average return of a customized Lipper peer group that consists of nine leveraged closed-end high-yield municipal funds. The trust's dividend yield declined as rising short-term interest rates cut into some of the income that the trust derived from leverage. However, we believe that the trust's leverage continued to give the common shareholders a higher dividend payment than would have been available without it.

.. The trust benefited from security selection across a variety of sectors. Top performers included Courthouse Commons, a multi-family housing bond, and US Airways, Inc. bonds, which emerged from bankruptcy protection. The trust also benefited from an above-average stake in zero coupon municipal bonds.
   In addition, a slightly longer duration (a measure of interest-rate sensitivity) also helped as long-term municipal yields dropped slightly. By contrast, the trust lost some ground because it had more exposure than its customized peer group to higher quality issues and because it had less exposure than its peers to the top-performing but volatile airline sector.

.. We believe the trust's emphasis on higher quality bonds could be a positive factor if the yield difference between higher and lower quality bonds widens. The trust's duration remains slightly longer than its peers because we do not expect long-term interest rates to move much higher. If the Federal Reserve Board remains vigilant on inflation, it could benefit long-term bonds.

Portfolio Management

Maureen G. Newman has been the portfolio manager of Colonial Municipal Income Trust since August 1998.

Shares of closed-end funds frequently trade at a discount to net asset value. The price of the trust's shares is determined by a number of factors, several of which are beyond the control of the trust. Therefore, the trust cannot predict whether its shares will trade at, below or above net asset value.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results.

-----------
/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

                                    [GRAPHIC]

                                    [GRAPHIC]



Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the trust will be affected by interest rate changes and the creditworthiness of issues held in the fund. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO

May 31, 2006 (Unaudited)

          MUNICIPAL BONDS - 152.5%                  PAR ($) VALUE ($)
          -----------------------------------------------------------

          EDUCATION - 5.5%
          EDUCATION - 4.7%
          MI Southfield Economic Development
            Corp., Lawrence University,
            Series 1998 A,
             5.400% 02/01/18                        750,000   763,148
          PA Higher Education Facilities
            Authority, Philadelphia University,
            Series 2004 A,
             5.125% 06/01/25                        570,000   576,150
          VT Educational & Health Buildings
            Finance Agency, Norwich University,
            Series 1998,
             5.500% 07/01/21                      1,000,000 1,020,940
          WV Higher Education Policy
            Commission, Series 2004 B,
            Insured: FGIC
             5.000% 04/01/34                      4,745,000 4,858,975
          WV University, Series 2000 A,
            Insured: AMBAC
             (a) 04/01/25                           750,000   301,380
                                                            ---------
                                            Education Total 7,520,593
                                                            ---------
          PREP SCHOOL - 0.8%
          CA Statewide Communities Development
            Authority, Crossroads School for Arts
            & Sciences, Series 1998,
             6.000% 08/01/28(b)                   1,070,000 1,106,466
          MI Summit Academy North,
            Series 2005,
             5.500% 11/01/35                        250,000   230,892
                                                            ---------
                                          Prep School Total 1,337,358
                                                            ---------
                                            EDUCATION TOTAL 8,857,951
                                                            ---------
          -----------------------------------------------------------
          HEALTH CARE - 42.5%
          CONTINUING CARE RETIREMENT - 16.2%
          CA La Verne, Brethren Hillcrest
            Homes, Series 2003 B,
             6.625% 02/15/25                        525,000   568,370
          CO Health Facilities Authority,
            Covenant Retirement
            Communities, Inc., Series 2005,
             5.000% 12/01/35                      1,100,000 1,078,385
          CT Development Authority, Elim Park
            Baptist, Inc., Series 2003,
             5.850% 12/01/33                        430,000   449,509
          FL Capital Projects Finance Authority,
            Glenridge on Palmer Ranch,
            Series 2002 A,
             8.000% 06/01/32                        500,000   551,860
          FL Lee County Industrial Development
            Authority, Shell Point Village
            Project, Series 1999 A,
             5.500% 11/15/29                        400,000   402,044

                                                   PAR ($) VALUE ($)
            --------------------------------------------------------

            GA Fulton County Residential Care
              Facilities Authority, Canterbury
              Court, Series 2004 A,
               6.125% 02/15/26                     500,000   520,420
            GA Savannah Economic Development
              Authority, Marshes of Skidaway,
              Series 2003 A,
               7.400% 01/01/34                     350,000   369,247
            IL Finance Authority, Washington &
              Jane Smith Community,
              Series 2005 A,
               6.250% 11/15/35                   1,000,000 1,032,030
            IL Health Facilities Authority:
              Lutheran Senior Ministries,
              Series 2001,
               7.375% 08/15/31                     650,000   706,088
              Washington & Jane Smith
              Community, Series 2003 A,
               7.000% 11/15/32                     525,000   562,952
            IN Health & Educational Facilities
              Financing Authority, Baptist Homes
              of Indiana, Inc., Series 2005,
               5.250% 11/15/35                     750,000   747,862
            KS Manhattan, Meadowlark Hills
              Retirement Home, Series 1999 A,
               6.375% 05/15/20                     250,000   256,693
            MA Boston Industrial Development
              Financing Authority,
              Springhouse, Inc., Series 1998,
               5.875% 07/01/20                     235,000   236,725
            MA Development Finance Agency,
              Loomis Communities:
              Series 1999 A,
               5.625% 07/01/15                     250,000   254,928
              Series 2002 A,
               6.900% 03/01/32                     125,000   135,533
            MD Westminster Economic
              Development Authority, Carroll
              Lutheran Village, Inc.,
              Series 2004 A,
               6.250% 05/01/34                     500,000   513,460
            MO Cole County Industrial
              Development Authority, Lutheran
              Senior Services, Series 2004,
               5.500% 02/01/35                     750,000   772,087
            NC Medical Care Commission, United
              Methodist Retirement Home, Inc.
              Series 2005 C,
               5.250% 10/01/24                     500,000   502,010
            NH Higher Educational & Health
              Facilities Authority, Rivermead at
              Peterborough, Series 1998,
               5.750% 07/01/28                   1,100,000 1,101,903

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)              PAR ($) VALUE ($)
           ----------------------------------------------------------

           HEALTH CARE (CONTINUED)
           CONTINUING CARE RETIREMENT (CONTINUED)
           NJ Economic Development Authority:
             Cranes Mill, Series 2005 A,
              5.100% 06/01/27                       325,000   317,951
             Lions Gate, Series 2005 A:
              5.750% 01/01/25                       400,000   407,388
              5.875% 01/01/37                       300,000   305,547
             Seabrook Village, Inc.,
             Series 2000 A,
              8.250% 11/15/30                       700,000   774,914
             Winchester Gardens, Series 2004 A,
              5.750% 11/01/24                       500,000   526,955
           PA Bucks County Industrial
             Development Authority, Ann's
             Choice, Inc., Series 2005 A:
              6.125% 01/01/25                       500,000   510,410
              6.250% 01/01/35                       250,000   255,088
           PA Chartiers Valley Industrial &
             Commercial Development Authority:
             Asbury Health Center, Series 1999,
              6.375% 12/01/24                     1,000,000 1,028,660
             Friendship Village of South Hills,
             Series 2003 A,
              5.750% 08/15/20                     1,000,000 1,015,210
           PA Delaware County Authority,
             Dunwoody Village, Series 2003 A,
              5.375% 04/01/17                       400,000   417,808
           PA Montgomery County Industrial
             Development Authority,
             Whitemarsh Continuing Care
             Retirement Community,
             Series 2005:
              6.125% 02/01/28                       150,000   157,371
              6.250% 02/01/35                       600,000   631,434
           PA Westmoreland County Industrial
             Development Authority, Redstone
             Highlands, Series 2005 A:
              5.750% 01/01/26                     1,250,000 1,262,312
              5.875% 01/01/32                       600,000   603,930
           TN Johnson City Health &
             Educational Facilities Authority,
             Appalachian Christian Village,
             Series 2004 A,
              6.250% 02/15/32                       250,000   256,455
           TN Metropolitan Government
             Nashville & Davidson County,
             Blakeford at Green Hills,
             Series 1998,
              5.650% 07/01/24                       575,000   562,062
           TN Shelby County Health
             Educational & Housing Facilities
             Board:
             Germantown Village,
             Series 2003 A,
              7.250% 12/01/34                       300,000   318,444

                                                    PAR ($)  VALUE ($)
         -------------------------------------------------------------
           Trezevant Manor,
           Series 2006 A:
            5.625% 09/01/26                         500,000    494,230
            5.750% 09/01/37                         400,000    396,948
         TX Abilene Health Facilities
           Development Corp., Sears Methodist
           Retirement Center:
           Series 1998 A,
            5.900% 11/15/25                         750,000    755,670
           Series 2003 A,
            7.000% 11/15/33                         200,000    214,314
         TX Houston Health Facilities
           Development Corp., Buckingham
           Senior Living Community, Inc.,
           Series 2004 A,
            7.000% 02/15/26                         500,000    547,540
         TX Tarrant County Cultural Education
           Facilities, Northwest Senior
           Housing-Edgemere, Series 2006 A,
            6.000% 11/15/36                         500,000    519,280
         VA Virginia Beach Development
           Authority, Westminster-Canterbury
           of Hampton, Series 2005,
            5.250% 11/01/26                         450,000    452,174
         WI Health & Educational Facilities
           Authority:
           Clement Manor, Series 1998,
            5.750% 08/15/24                       1,000,000  1,003,320
           Eastcastle Place, Inc., Series 2004,
            6.125% 12/01/34                         300,000    302,652
           Three Pillars Senior Living
           Communities, Series 2003,
            5.750% 08/15/26                         500,000    510,405
           United Lutheran Program for the
           Aging, Series 1998,
            5.700% 03/01/28                         750,000    748,072
                                                            ----------
                         Continuing Care Retirement Total   26,058,650
                                                            ----------
         HEALTH SERVICES - 2.8%
         CO Health Facilities Authority
           National Jewish Medical & Research
           Center, Series 1998:
            5.375% 01/01/16                       1,500,000  1,515,240
            5.375% 01/01/23                         340,000    340,476
         MA Development Finance Agency,
           Boston Biomedical Research
           Institute, Series 1999,
            5.650% 02/01/19                         620,000    641,675
         MA Health & Educational Facilities
           Authority, Civic Investments, Inc.,
           Series 2002 A,
            9.000% 12/15/15                         750,000    902,813

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)              PAR ($) VALUE ($)
           ----------------------------------------------------------

           HEALTH CARE (CONTINUED)
           HEALTH SERVICES (CONTINUED)
           MN Minneapolis & St. Paul
             Housing & Redevelopment
             Authority, Healthpartners
             Obligation Group, Series 2003,
              5.625% 12/01/22                       200,000   210,058
           WI Health & Educational Facilities
             Authority, Blood Center
             Southeastern Wisconsin, Series 2004,
              5.750% 06/01/34                       750,000   794,625
                                                            ---------
                                      Health Services Total 4,404,887
                                                            ---------
           HOSPITALS - 16.4%
           AR Conway Health Facilities Board,
             Conway Regional Medical Center:
            Series 1999 A,
              6.400% 08/01/29                       350,000   371,119
            Series 1999 B,
              6.400% 08/01/29                       850,000   901,289
           AR Washington County, Regional
             Medical Center, Series 2005 B,
              5.000% 02/01/30                       600,000   590,148
           CA Rancho Mirage Joint Powers
             Financing Authority, Eisenhower
             Medical Center, Series 2004,
              5.625% 07/01/29                       750,000   793,852
           CA Turlock, Emanuel Medical Center,
             Inc., Series 2004,
              5.375% 10/15/34                     1,000,000 1,021,010
           CO Health Facilities Authority:
             Parkview Medical Center,
             Series 2004,
              5.000% 09/01/25                       550,000   550,721
             Vail Valley Medical Center,
             Series 2004,
              5.000% 01/15/20                       500,000   509,405
           FL South Lake County Hospital
             District, South Lake Hospital, Inc.,
             Series 2003,
              6.375% 10/01/34                       250,000   270,850
           FL West Orange Healthcare District,
             Series 2001 A,
              5.650% 02/01/22                       400,000   416,184
           IL Health Facilities Authority, Thorek
             Hospital & Medical Center,
             Series 1998,
              5.375% 08/15/28                       500,000   505,200
           IL Southwestern Development
             Authority, Anderson Hospital,
             Series 1999:
              5.375% 08/15/15                       500,000   512,780
              5.500% 08/15/20                       550,000   562,699

                                                     PAR ($) VALUE ($)
         -------------------------------------------------------------

         IN Health Facility Financing Authority,
           Community Foundation of
           Northwest Indiana, Inc.,
           Series 2004 A,
            6.000% 03/01/34                          425,000   445,893
         KS Salina Hospital Revenue, Salina
           Regional Health Center, Inc.,
           Series 2005 A,
            4.625% 10/01/31                          400,000   381,320
         LA Public Facilities Authority, Touro
           Infirmary, Series 1999 A:
            5.500% 08/15/19                          250,000   242,405
            5.625% 08/15/29                          525,000   504,903
         MA Health & Educational Facilities
           Authority:
           Jordan Hospital,
           Series 2003 E,
            6.750% 10/01/33                          250,000   270,033
           Milford Whitinsville Regional
           Hospital:
           Series 1998 C,
            5.250% 07/15/18                          500,000   496,165
           Series 2002 D,
            6.350% 07/15/32                          250,000   262,335
         MD Health & Higher Educational
           Facilities Authority, Adventist
           Healthcare, Series 2003 A:
            5.000% 01/01/16                          365,000   370,738
            5.750% 01/01/25                          400,000   421,300
         MI Dickinson County, Series 1999,
            5.700% 11/01/18                          770,000   789,327
         MI Flint Hospital Building Authority,
           Hurley Medical Center,
           Series 1998 A,
            5.375% 07/01/20                          460,000   452,842
         MN St. Paul Housing &
           Redevelopment Authority,
           HealthEast, Inc., Series 2001 A,
            5.700% 11/01/15                        2,000,000 2,061,540
         MO Saline County Industrial
           Development Authority, John
           Fitzgibbon Memorial Hospital,
           Series 2005,
            5.625% 12/01/35                          985,000   978,597
         NH Higher Educational & Health
           Facilities Authority:
           Catholic Medical Center,
           Series 2002,
            6.125% 07/01/32                          200,000   212,986
           Littleton Hospital Association, Inc.:
           Series 1998 A:
            5.900% 05/01/18                          500,000   509,725
            6.000% 05/01/28                          625,000   638,231
           Series 1998 B,
            5.900% 05/01/28                          675,000   685,516

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)             PAR ($) VALUE ($)
           ---------------------------------------------------------

           HEALTH CARE (CONTINUED)
           HOSPITALS (CONTINUED)
           NJ Health Care Facilities Financing
             Authority, Capital Health Systems,
             Inc., Series 2003 A,
              5.750% 07/01/23                      500,000   526,835
           NV Henderson, St. Rose Dominican
             Hospital, Series 1998 A,
              5.375% 07/01/26                      385,000   392,103
           NY Dormitory Authority:
             Mt. Sinai - NYU Medical Center:
             Series 2000,
              5.500% 07/01/26                      175,000   177,452
             Series 2000 C,
              5.500% 07/01/26                      575,000   583,056
             North Shore - Long Island Jewish
             Medical Center, Series 2003,
              5.500% 05/01/33                      200,000   210,516
           OH Highland County Joint Township,
             Hospital District, Series 1999,
              6.750% 12/01/29                      695,000   705,620
           OH Lakewood, Lakewood Hospital
             Association, Series 2003,
              5.500% 02/15/14                      400,000   421,580
           OH Miami County Hospital Facilities
             Authority, Upper Valley Medical
             Center, Inc., Series 1996 A,
              6.250% 05/15/16                      665,000   679,158
           OH Sandusky, County Memorial
             Hospital, Series 1998,
              5.150% 01/01/08                      270,000   270,883
           PA Allegheny County Hospital
             Development Authority, Ohio Valley
             General Hospital, Series 1998 A,
              5.450% 01/01/28                    1,050,000 1,061,298
           SC Lexington County Health Services
             District Revenue, Lexington Medical
             Center Project, Refunding,
             Series 2003,
              5.500% 11/01/23                      750,000   779,655
           SD Health & Educational Facilities
             Authority, Sioux Valley Hospital &
             Health System, Series 2004 A,
              5.250% 11/01/34                      525,000   538,361
           TX Tyler Health Facilities
             Development Corp., Mother Frances
             Hospital, Series 2001,
              6.000% 07/01/31                      750,000   784,485
           VA Prince William County Industrial
             Development Authority, Potomac
             Hospital Corp., Series 2003,
              5.200% 10/01/30                      350,000   360,889

                                                    PAR ($)  VALUE ($)
          ------------------------------------------------------------

          VT Educational & Health Buildings
            Finance Agency, Brattleboro
            Memorial Hospital, Series 1998,
             5.375% 03/01/28                        500,000    491,150
          WI Health & Educational Facilities
            Authority:
            Aurora Health Care, Inc.,
            Series 2003,
             6.400% 04/15/33                        350,000    382,687
            Fort Healthcare, Inc.,
            Series 2004,
             6.100% 05/01/34                        750,000    813,607
            Wheaton Franciscan Services,
            Series 2002,
             5.750% 08/15/30                        450,000    473,963
                                                            ----------
                                            Hospitals Total 26,382,411
                                                            ----------
          INTERMEDIATE CARE FACILITIES - 0.6%
          IN Health Facilities Financing
            Authority, Hoosier Care, Inc.,
            Series 1999 A,
             7.125% 06/01/34                      1,040,000  1,006,179
                                                            ----------
                         Intermediate Care Facilities Total  1,006,179
                                                            ----------
          NURSING HOMES - 6.5%
          AK Juneau, St. Ann's Care Center, Inc.,
            Series 1999,
             6.875% 12/01/25                        975,000    965,835
          CO Health Facilities Authority:
            American Housing Foundation I,
            Inc., Series 2003 A,
             8.500% 12/01/31                        535,000    554,939
            Evangelical Lutheran Good
            Samaritan Foundation, Series 2005,
             5.000% 06/01/35                        250,000    248,598
            Volunteers of America Care
            Facilities:
            Series 1998 A:
             5.450% 07/01/08                        145,000    144,962
             5.750% 07/01/20                        700,000    706,174
            Series 1999 A,
             6.000% 07/01/29                        350,000    348,733
          IA Finance Authority, Care Initiatives:
            Series 1996,
             9.250% 07/01/25                        960,000  1,134,557
            Series 1998 B:
             5.750% 07/01/18                        550,000    540,612
             5.750% 07/01/28                      1,475,000  1,345,731
          IN Gary Industrial Economic
            Development West Side Health Care
            Center, Series 1987 A,
             11.500% 10/01/17(c)                  2,230,000    602,100
          IN Michigan City Health Facilities
            Authority, Metro Health Foundation,
            Inc. Project, Series 1993,
             11.000% 11/01/22(d)                  3,346,355     37,646

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)            PAR ($)  VALUE ($)
           ---------------------------------------------------------

           HEALTH CARE (CONTINUED)
           NURSING HOMES (CONTINUED)
           KY Kentucky Economic Development
             Finance Authority, Series 2003,
              6.500% 01/01/29                     395,000    399,412
           MA Development Finance Agency:
             AHF/Alliance Health Care
             Facilities, Series 1999 A,
              7.100% 07/01/32                   1,120,000  1,134,202
             AHF/Woodlawn Manor, Inc.:
              Series 2000 A,
                7.350% 12/01/27(c)                364,000    163,800
              Series 2000 B,
                1.250% 06/01/27(c)                113,186      5,659
           MA Industrial Finance Agency, First
             Mortgage GF/Massachusetts, Inc.,
             Series 1994 A,
              8.300% 07/01/23                     855,000    837,438
           MI Cheboygan County Economic
             Development Corp., Metro Health
             Foundation, Series 1993,
              11.000% 11/01/22(d)               1,814,584     20,414
           MN Carlton, Inter-Faith Social
             Services, Inc., Series 2000,
              7.500% 04/01/19                     250,000    262,665
           MN Sartell, Foundation for Health
             Care, Series 1999 A,
              6.625% 09/01/29                   1,025,000  1,042,917
                                                          ----------
                                      Nursing Homes Total 10,496,394
                                                          ----------
                                        HEALTH CARE TOTAL 68,348,521
                                                          ----------
           ---------------------------------------------------------
           HOUSING - 18.1%
           ASSISTED LIVING/SENIOR - 4.8%
           DE Kent County, Heritage at Dover,
             Series 1999, AMT,
              7.625% 01/01/30                   1,180,000  1,061,540
           GA Columbus Housing Authority, The
             Gardens at Calvary, Series 1999,
              7.000% 11/15/19                     480,000    464,971
           IL Development Finance Authority,
             Care Institute, Inc., Series 1995,
              8.250% 06/01/25                   1,380,000  1,413,865
           MN Roseville, Care Institute, Inc.,
             Series 1993,
              7.750% 11/01/23                   1,630,000  1,371,792
           NC Medical Care Commission,
             DePaul Community Facilities,
             Series 1999,
              7.625% 11/01/29                     960,000  1,001,818
           NY Huntington Housing Authority,
             Gurwin Jewish Senior Center,
             Series 1999 A:
              5.875% 05/01/19                     420,000    427,967
              6.000% 05/01/29                     650,000    664,105

                                                   PAR ($) VALUE ($)
            --------------------------------------------------------

            TX Bell County Health Facility
              Development Corp.,
              Care Institute, Inc., Series 1994,
               9.000% 11/01/24                   1,355,000 1,322,886
                                                           ---------
                              Assisted Living/Senior Total 7,728,944
                                                           ---------
            MULTI-FAMILY - 9.4%
            DC Housing Finance Agency, Henson
              Ridge, Series 2004 E, AMT,
              Insured: FHA
               5.100% 06/01/37                     655,000   660,712
            DE Wilmington, Electra Arms Senior
              Association Project,
              Series 1998, AMT,
               6.250% 06/01/28                     910,000   874,091
            FL Broward County Housing Finance
              Authority, Chaves Lake Apartment
              Project, Series 2000 A, AMT,
               7.500% 07/01/40                     500,000   514,885
            FL Capital Trust Agency, Atlantic
              Housing Foundation, Inc.,
              Series 2005 C,
               5.875% 01/01/28                     660,000   655,571
            FL Clay County Housing Finance
              Authority, Madison Commons
              Apartments, Series 2000 A, AMT,
               7.450% 07/01/40                     500,000   514,160
            MA Housing Finance Agency:
              Series 2004 A, AMT, Insured: FSA
               5.250% 07/01/25                   2,000,000 2,053,420
              Series 2005 E, AMT,
               5.000% 12/01/28                     500,000   501,375
            MN Minneapolis Student Housing
              Riverton Community Housing, Inc.,
              Series 2006 A,
               5.700% 08/01/40                     500,000   483,370
            MN Washington County Housing &
              Redevelopment Authority, Cottages
              of Aspen, Series 1992, AMT,
               9.250% 06/01/22                     950,000   971,689
            MN White Bear Lake, Birch Lake
              Townhome:
              Series 1989 A, AMT,
               10.250% 07/15/19                  1,770,000 1,681,500
              Series 1989 B,
              (a) 07/15/19                         624,000   180,960
            NC Medical Care Commission ARC
              Projects, Series 2004 A,
               5.800% 10/01/34                     800,000   842,328
            NM Mortgage Finance Authority
              Series 2005 E, AMT, Insured: FHA
               4.800% 09/01/40                   1,000,000   961,120
            NY New York City Housing
              Development Corp.,
              Series 2005 F-1,
               4.650% 11/01/25                     750,000   749,018

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)            PAR ($)  VALUE ($)
           ---------------------------------------------------------

           HOUSING (CONTINUED)
           MULTI-FAMILY (CONTINUED)
           OH Montgomery County,
             Series 2005, AMT,
             Insured: FHLMC
              4.950% 11/01/35                     250,000    248,260
           Resolution Trust Corp., Pass-Through
             Certificates, Series 1993 A,
              8.500% 12/01/16(e)                  455,481    443,370
           TN Franklin Industrial Development
             Board, Landings Apartment Project,
             Series 1996 B,
              8.750% 04/01/27                     670,000    678,355
           TX El Paso County Housing Finance
             Corp., American Village
             Communities:
             Series 2000 C,
              8.000% 12/01/32                     295,000    302,177
             Series 2000 D,
              10.000% 12/01/32                    300,000    307,842
           VA Alexandria Redevelopment &
             Housing Authority, Courthouse
             Commons Apartments,
             Series 1990 A, AMT,
              10.000% 01/01/21                  1,000,000  1,000,000
           WA Seattle Housing Authority, High
             Rise Rehabilitation Phase I LP,
             Series 2005, AMT, Insured: FSA
              5.000% 11/01/25                     500,000    502,215
                                                          ----------
                                       Multi-Family Total 15,126,418
                                                          ----------
           SINGLE-FAMILY - 3.9%
           KY Kentucky County,
             Series 1987 A, AMT,
             Insured: MBIA
              9.000% 09/01/16                       5,000      5,013
           MA Housing Finance Agency:
             Series 2005 118, AMT,
              4.850% 12/01/35                   1,160,000  1,122,196
             Series 2005 B,
              5.000% 06/01/30                     500,000    510,575
           ME Housing Authority,
             Series 2005 D-2, AMT,
              4.800% 11/15/36                     500,000    489,100
           MN Minneapolis/St. Paul Housing
             Finance Board, Series 2006, AMT,
              5.000% 12/01/38(f)                  750,000    749,280
           ND Housing Finance Agency,
             Series 2006 A, AMT,
              4.850% 07/01/21(f)                  500,000    504,255
           OK Housing Finance Agency,
             Series 2006 C, AMT,
              4.900% 09/01/21(f)                1,000,000  1,011,650

                                                  PAR ($)  VALUE ($)
           ---------------------------------------------------------

           PA Pittsburgh Urban Redevelopment
             Authority, Series 2006 C,
             Insured: GNMA
              4.800% 04/01/28                   1,000,000    985,300
           WI Housing & Economic Development
             Authority, Series 2005 C, AMT,
              4.875% 03/01/36                     985,000    966,265
                                                          ----------
                                      Single-Family Total  6,343,634
                                                          ----------
                                            HOUSING TOTAL 29,198,996
                                                          ----------
           ---------------------------------------------------------
           INDUSTRIALS - 7.8%
           FOOD PRODUCTS - 1.6%
           GA Cartersville Development
             Authority, Anheuser Busch Project,
             Inc., Series 2002, AMT,
              5.950% 02/01/32                   1,000,000  1,074,330
           LA Southern Louisiana Port
             Commission, Cargill, Inc.,
             Series 1997,
              5.850% 04/01/17                     500,000    510,015
           MI Strategic Fund, Imperial Holly
             Corp., Series 1998 A,
              6.250% 11/01/15                   1,000,000  1,020,160
                                                          ----------
                                      Food Products Total  2,604,505
                                                          ----------
           FOREST PRODUCTS & PAPER - 2.3%
           AL Camden Industrial Development
             Board, Weyerhaeuser Co.,
             Series 2003 B, AMT,
              6.375% 12/01/24                     400,000    434,440
           AL Courtland Industrial Development
             Board, Champion International
             Corp., Series 1999, AMT,
              6.000% 08/01/29                   1,000,000  1,036,240
           AL Phenix City Industrial
             Development Board, Meadwestvaco
             Corp., Series 2002 A, AMT,
              6.350% 05/15/35                     400,000    427,760
           GA Rockdale County Development
             Authority, Visy Paper, Inc.,
             Series 1993, AMT,
              7.500% 01/01/26                     800,000    800,376
           MS Lowndes County, Weyerhaeuser
             Co. Project, Series 1992 B,
              6.700% 04/01/22                     595,000    700,374
           VA Bedford County Industrial
             Development Authority, Nekoosa
             Packaging Corp., Series 1998, AMT,
              5.600% 12/01/25                     400,000    394,324
                                                          ----------
                            Forest Products & Paper Total  3,793,514
                                                          ----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)             PAR ($)  VALUE ($)
           ----------------------------------------------------------

           INDUSTRIALS (CONTINUED)
           MANUFACTURING - 0.5%
           IL Will-Kankakee Regional
             Development Authority, Flanders
             Corp., Precisionaire Project,
             Series 1997, AMT,
              6.500% 12/15/17                      745,000    749,202
                                                           ----------
                                       Manufacturing Total    749,202
                                                           ----------
           METALS & MINING - 0.5%
           NV Department of Business &
             Industry, Wheeling-Pittsburgh Steel
             Corp., Series 1999 A, AMT,
              8.000% 09/01/14                      205,000    210,517
           VA Greensville County Industrial
             Development Authority,
             Wheeling-Pittsburgh Steel Corp.,
             Series 1999 A, AMT,
              7.000% 04/01/14                      545,000    533,724
                                                           ----------
                                     Metals & Mining Total    744,241
                                                           ----------
           OIL & GAS - 2.9%
           NJ Middlesex County Pollution
             Control Authority, Amerada Hess
             Corp., Series 2004,
              6.050% 09/15/34                      115,000    123,970
           NV Clark County Industrial
             Development Authority, Southwest
             Gas Corp., Series 2005 A, AMT,
             Insured: AMBAC
              4.850% 10/01/35                    3,000,000  2,930,940
           TX Gulf Coast Industrial Development
             Authority, Citgo Petroleum,
             Series 1998, AMT,
              8.000% 04/01/28                      375,000    422,572
           VI Virgin Islands Public Finance
             Authority, Hovensa LLC:
             Series 2003, AMT,
              6.125% 07/01/22                      425,000    465,936
             Series 2004, AMT,
              5.875% 07/01/22                      400,000    433,808
           VI Virgin Islands, Hovensa LLC,
             Series 2002, AMT,
              6.500% 07/01/21                      250,000    280,625
                                                           ----------
                                           Oil & Gas Total  4,657,851
                                                           ----------
                                         INDUSTRIALS TOTAL 12,549,313
                                                           ----------
           ----------------------------------------------------------

           OTHER - 15.9%
           OTHER - 0.8%
           NY Convention Center Operating
             Corp., Yale Building Project,
             Series 2003,
              (a) 06/01/08                       1,000,000    927,140

                                                    PAR ($) VALUE ($)
           ----------------------------------------------------------

           PR Commonwealth of Puerto Rico
             Government Development Bank,
             Series 2006 B,
              5.000% 12/01/15                       400,000   413,852
                                                            ---------
                                                Other Total 1,340,992
                                                            ---------
           POOL/BOND BANK - 0.8%
           MI Municipal Bond Authority, Local
             Government Loan, Series 2001 A,
             Insured: AMBAC
              5.375% 11/01/17                       550,000   588,225
           OH Summit County Port Authority,
             Twinsburg Township, Series 2005 D,
              5.125% 05/15/25                       655,000   653,016
                                                            ---------
                                       Pool/Bond Bank Total 1,241,241
                                                            ---------
           REFUNDED/ESCROWED(G) - 11.5%
           CA Golden State Tobacco
             Securitization Corp., Series 2003 B,
             Pre-refunded 06/01/13,
              5.500% 06/01/43                       500,000   549,335
           CA Orange County Community
             Facilities District, Ladera Ranch,
             Series 1999 A,
             Pre-refunded 08/15/09,
              6.500% 08/15/21                     1,000,000 1,099,440
           CA Statewide Communities
             Development Authority, Eskaton
             Village - Grass Valley, Series 2000,
             Pre-refunded 11/15/10,
              8.250% 11/15/31                       725,000   853,223
           CO E-470 Public Highway Authority,
             Series 2000 B, Pre-refunded
             09/01/10, Insured: MBIA
              (a) 09/01/35                        8,750,000 1,128,925
           CT Development Authority,
             Sewer Sludge Disposal Facilities
             New Haven Residuals LP,
             Series 1996, AMT,
             Escrowed to Maturity,
              8.250% 12/01/06                       240,000   245,299
           FL Northern Palm Beach County
             Improvement District, Series 1999,
             Pre-refunded 08/01/09,
             Insured: MBIA
              5.900% 08/01/19                       500,000   537,025
           FL Orange County Health Facilities
             Authority, Orlando Regional
             Healthcare System, Series 2002,
             Pre-refunded 12/01/12,
              5.750% 12/01/32                       150,000   165,554

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)                 PAR ($) VALUE ($)
         -------------------------------------------------------------

         OTHER - (CONTINUED)
         REFUNDED/ESCROWED(G) - (CONTINUED)
         GA Forsyth County Hospital
           Authority, Georgia Baptist Health
           Care System, Series 1998,
           Escrowed to Maturity,
            6.000% 10/01/08                          480,000   492,518
         ID Health Facilities Authority, IHC
           Hospitals, Inc., Series 1992,
           Escrowed to Maturity,
            6.650% 02/15/21                        2,750,000 3,419,295
         IL Health Facilities Authority, Swedish
           American Hospital, Series 2000,
           Pre-refunded 05/15/10,
            6.875% 11/15/30                          500,000   554,035
         IL Metropolitan Pier & Exposition
           Authority, McCormick Place
           Expansion, Series 1993 A, Escrowed
           to Maturity, Insured: FGIC
            (a) 06/15/14                           1,010,000   715,979
         IL University of Illinois, Series 2001 A,
           Pre-refunded 08/15/11,
           Insured: AMBAC
            5.500% 08/15/17                          600,000   648,462
         MA Development Finance Agency,
           Western New England College,
           Series 2002, Pre-refunded 12/01/12,
            6.125% 12/01/32                          200,000   226,558
         NC Lincoln County, Lincoln County
           Hospital, Series 1991,
           Escrowed to Maturity,
            9.000% 05/01/07                           75,000    78,455
         NV Henderson, St. Rose Dominican
           Hospital, Series 1998 A,
           Pre-refunded 07/01/08,
            5.375% 07/01/26                          115,000   119,116
         NY New York, Series 1998 H,
           Escrowed to Maturity,
           Insured: MBIA
            5.125% 08/01/25                          185,000   192,426
         PA Delaware County Authority,
           Mercy Health Corp., Series 1996,
           Escrowed to Maturity:
            6.000% 12/15/16                        1,400,000 1,445,220
            6.000% 12/15/26                          500,000   516,120
         PA Lancaster Industrial
           Development Authority, Garden
           Spot Village, Series 2000 A,
           Pre-refunded 05/01/10,
            7.625% 05/01/31                          325,000   372,769
         PA Philadelphia Authority for
           Industrial Development,
           Doubletree Project, Series 1997 A,
           Pre-refunded 02/01/07,
            6.500% 10/01/27                        2,000,000 2,075,260

                                                    PAR ($)  VALUE ($)
          ------------------------------------------------------------

          PR Commonwealth of Puerto Rico
            Public Finance Corp., Series 2002 E,
            Escrowed to Maturity,
             6.000% 08/01/26                         80,000     97,228
          TN Shelby County Health, Educational
            & Housing Facilities Board, Open
            Arms Development Centers:
            Series 1992 A,
            Pre-refunded 08/01/07,
             9.750% 08/01/19                        435,000    481,993
            Series 1992 C,
            Pre-refunded 08/01/12,
             9.750% 08/01/19                        440,000    487,533
          TX Board of Regents, University of
            Texas, Series 2001 B,
            Escrowed to Maturity,
             5.375% 08/15/18                        350,000    375,025
          WI Health & Educational Facilities
            Authority, Attic Angel Obligated
            Group, Series 1998,
            Pre-refunded 11/17/08,
             5.750% 11/15/27                        875,000    931,770
          WV Hospital Finance Authority,
            Charleston Area Medical Center,
            Series 2000 A,
            Pre-refunded 09/01/10,
             6.750% 09/01/30                        605,000    679,875
                                                            ----------
                                    Refunded/Escrowed Total 18,488,438
                                                            ----------
          TOBACCO - 2.8%
          CA County Tobacco Securitization
            Agency, Series 2006,
             (a) 06/01/46                         3,500,000    256,060
          CA Golden State Tobacco
            Securitization Corp.,
            Series 2003 A-1,
             6.250% 06/01/33                      1,600,000  1,731,616
          CA Tobacco Securitization Authority,
            Series 2006,
             (a) 06/01/46                         6,000,000    513,300
          NJ Tobacco Settlement Financing
            Corp., Series 2003,
             6.750% 06/01/39                      1,000,000  1,114,780
          NY Nassau County Tobacco Settlement
            Corp., Series 2006,
             (a) 06/01/60                        10,000,000    326,400
          WA Tobacco Settlement Authority,
            Series 2002,
             6.625% 06/01/32                        500,000    545,125
                                                            ----------
                                              Tobacco Total  4,487,281
                                                            ----------
                                                OTHER TOTAL 25,557,952
                                                            ----------
          ------------------------------------------------------------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

           MUNICIPAL BONDS (CONTINUED)             PAR ($) VALUE ($)
           ---------------------------------------------------------

           OTHER REVENUE - 3.9%
           HOTELS - 0.6%
           NJ Middlesex County Improvement
             Authority, Heldrich Associates LLC,
             Series 2005 B,
              6.250% 01/01/37                    1,000,000 1,013,340
                                                           ---------
                                              Hotels Total 1,013,340
                                                           ---------
           RECREATION - 1.8%
           CA Agua Caliente Band of Cahuilla
             Indians, Series 2003,
              5.600% 07/01/13                      775,000   803,349
           CA Cabazon Band Mission Indians,
             Series 2004:
              8.375% 10/01/15(e)                   205,000   207,554
              8.750% 10/01/19(e)                   720,000   731,794
           CT Mashantucket Western Pequot,
             Series 1999 B,
              (a) 09/01/18(e)                    1,100,000   558,723
           CT Mohegan Tribe Gaming Authority,
             Series 2001,
              6.250% 01/01/31(e)                   200,000   211,444
           NM Red River Sports Facility, Red
             River Ski Area, Series 1998,
              6.450% 06/01/07                      350,000   350,357
                                                           ---------
                                          Recreation Total 2,863,221
                                                           ---------
           RETAIL - 1.5%
           LA Beauregard Parish, Office Max,
             Series 2002,
              6.800% 02/01/27                    1,000,000 1,087,800
           NY New York City Industrial
             Development Agency,
             IAC/Interactive Corp., Series 2005,
              5.000% 09/01/35                      750,000   752,145
           OH Lake County, North Madison
             Properties, Series 1993,
              8.819% 09/01/11                      545,000   553,028
                                                           ---------
                                              Retail Total 2,392,973
                                                           ---------
                                       OTHER REVENUE TOTAL 6,269,534
                                                           ---------
           ---------------------------------------------------------
           RESOURCE RECOVERY - 2.1%
           DISPOSAL - 0.8%
           CA Pollution Control Financing
             Authority, Republic Services,
             Series 2002 C, AMT,
              5.250% 06/01/23                      500,000   519,260
           UT Carbon County, Laidlaw
             Environmental:
             Series 1995 A, AMT,
              7.500% 02/01/10                      250,000   253,360
             Series 1997 A, AMT,
              7.450% 07/01/17                      500,000   523,435
                                                           ---------
                                            Disposal Total 1,296,055
                                                           ---------

                                                   PAR ($) VALUE ($)
            --------------------------------------------------------

            RESOURCE RECOVERY - 1.3%
            MA Industrial Finance Agency, Ogden
              Haverhill Associates,
              Series 1998 A, AMT,
               5.500% 12/01/13                   1,000,000 1,037,850
            PA Delaware County Industrial
              Development Authority, American
              REF-Fuel Co., Series 1997 A,
               6.200% 07/01/19                   1,000,000 1,042,580
                                                           ---------
                                   Resource Recovery Total 2,080,430
                                                           ---------
                                   RESOURCE RECOVERY TOTAL 3,376,485
                                                           ---------
            --------------------------------------------------------
            TAX-BACKED - 28.0%
            LOCAL APPROPRIATED - 1.6%
            CA Compton Civic Center & Capital
              Improvements, Series 1997 A,
               5.500% 09/01/15                   1,000,000 1,034,460
            SC Dorchester County School District
              No. 2, Series 2004,
               5.250% 12/01/29                     500,000   513,480
            SC Laurens County School District
              No. 55, Series 2005,
               5.250% 12/01/30                     700,000   714,224
            SC Newberry County School District,
              Series 2005,
               5.000% 12/01/30                     400,000   398,320
                                                           ---------
                                  Local Appropriated Total 2,660,484
                                                           ---------
            LOCAL GENERAL OBLIGATIONS - 9.6%
            CA East Side Union High School
              District, Series 2003 B,
              Insured: MBIA
               5.100% 02/01/20                     750,000   811,477
            CA Fresno Unified School District,
              Series 2002 A, Insured: MBIA
               6.000% 02/01/18                   1,245,000 1,448,694
            CA Los Angeles Unified School
              District, Series 2002 E,
              Insured: MBIA
               5.750% 07/01/16                     600,000   681,600
            CA Vallejo City Unified School
              District, Series 2002 A,
              Insured: MBIA
               5.900% 08/01/25                   1,000,000 1,168,690
            CO Northwest Metropolitan
              District No. 3, Series 2005,
               6.250% 12/01/35                     500,000   521,670
            LA Greystone Community
              Development Livingston Parish,
              Series 2005,
               7.148% 08/01/36                     812,734   726,197
            LA New Orleans, Series 1991,
              Insured: AMBAC
               (a) 09/01/15                      4,000,000 2,578,640

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

          MUNICIPAL BONDS (CONTINUED)              PAR ($)  VALUE ($)
          -----------------------------------------------------------

          TAX-BACKED - (CONTINUED)
          LOCAL GENERAL OBLIGATIONS - (CONTINUED)
          NJ Bergen County Improvement
            Authority, Series 2005,
             5.000% 11/15/24                     1,000,000  1,077,900
          NY New York, Series 1998 H,
            Insured: MBIA
             5.125% 08/01/25                     4,815,000  4,964,217
          TX Dallas County Flood Control
            District, Series 2002,
             7.250% 04/01/32                       750,000    790,448
          TX Irving Independent School District,
            Series 1997 A, Insured: PSFG
             (a) 02/15/16                        1,000,000    646,690
                                                           ----------
                           Local General Obligations Total 15,416,223
                                                           ----------
          SPECIAL NON-PROPERTY TAX - 6.5%
          CA San Diego Redevelopment Agency,
            Series 2001, Insured: FSA
             (a) 09/01/18                        1,015,000    575,424
          IL Bolingbrook Sales Tax Revenue,
            Series 2005,
             (h) 01/01/24
             (6.250% 01/01/08)                     500,000    448,685
          IL Metropolitan Pier & Exposition
            Authority, McCormick Place
            Expansion:
            Series 1994 A, Insured: MBIA
             (a) 06/15/15                        3,000,000  2,019,090
            Series 1996 A, Insured: MBIA
             (a) 12/15/13                        5,000,000  3,642,000
            Series 2002 A, Insured: FGIC
             (a) 06/15/14                        3,990,000  2,828,471
          KS Wyandotte County, Series 2005,
             5.000% 12/01/20                       225,000    230,299
          NJ Economic Development Authority,
            Cigarette Tax, Series 2004:
             5.500% 06/15/31                       120,000    124,572
             5.750% 06/15/29                       500,000    530,675
                                                           ----------
                            Special Non-Property Tax Total 10,399,216
                                                           ----------
          SPECIAL PROPERTY TAX - 8.8%
          CA Huntington Beach Community
            Facilities District, Grand Coast
            Resort, Series 2001-1,
             6.450% 09/01/31                       500,000    533,445
          CA Lincoln Community Facilities
            District No. 2003-1, Series 2004,
             5.550% 09/01/18                       500,000    518,105
          CA Oakdale Public Financing
            Authority, Central City
            Redevelopment Project, Series 2004,
             5.375% 06/01/33                     1,125,000  1,154,408

                                                    PAR ($) VALUE ($)
           ----------------------------------------------------------

           CA Orange County Improvement Bond
             Act 1915, Phase IV, No. 01-1-B,
             Series 2003,
              5.750% 09/02/33                       500,000   509,770
           CA Redwood City Community
             Facilities District No. 1,
             Series 2003 B,
              6.000% 09/01/33                       300,000   308,259
           CA Temecula Valley Unified School
             District No. 1, Series 2003,
              6.125% 09/01/33                       355,000   362,579
           CA Yorba Linda Redevelopment
             Agency, Series 1998 A,
              Insured: MBIA
                (a) 09/01/24                      1,325,000   546,708
           FL Celebration Community
             Development District, Series 2003 A,
              6.400% 05/01/34                       730,000   765,018
           FL Colonial Country Club Community
             Development District, Series 2003,
              6.400% 05/01/33                       485,000   512,650
           FL Double Branch Community
             Development District, Series 2002 A,
              6.700% 05/01/34                       490,000   528,156
           FL Islands at Doral Southwest
             Community Development District,
             Series 2003,
              6.375% 05/01/35                       245,000   256,206
           FL Lexington Oaks Community
             Development District, Series 1998 A,
              6.125% 05/01/19                       685,000   689,412
           FL Orlando, Conroy Road Interchange,
             Series 1998 A:
              5.500% 05/01/10                        85,000    86,276
              5.800% 05/01/26                       300,000   304,368
           FL Seven Oaks Community
             Development District, Series 2004 B,
              5.000% 05/01/09                       790,000   789,305
           FL Stoneybrook Community
             Development District:
             Series 1998 A,
              6.100% 05/01/19                       215,000   216,411
             Series 1998 B,
              5.700% 05/01/08                        25,000    25,016
           FL West Villages Improvement
             District, Series 2006,
              5.500% 05/01/37                       500,000   501,975
           FL Westchester Community
             Development District No.1,
             Series 2003,
              6.125% 05/01/35                       275,000   287,529
           FL Westridge Community
             Development District, Series 2005,
              5.800% 05/01/37                     1,000,000   994,580

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

          MUNICIPAL BONDS (CONTINUED)              PAR ($)  VALUE ($)
          -----------------------------------------------------------

          TAX-BACKED - (CONTINUED)
          SPECIAL PROPERTY TAX- (CONTINUED)
          GA Atlanta, Eastside Project,
            Series 2005 B,
             5.400% 01/01/20                       500,000    506,250
          IL Chicago, Pilsen Redevelopment,
            Series 2004 B,
             6.750% 06/01/22                       310,000    318,658
          IL Lincolnshire Special Services
            Area No. 1, Sedgebrook Project,
            Series 2004,
             6.250% 03/01/34                       250,000    258,725
          IL Plano Special Service Area No.4,
            Series 2005 5-B,
             6.000% 03/01/35                     1,500,000  1,454,100
          IN City of Portage, Series 2006,
             5.000% 01/15/27                       260,000    253,422
          MI Pontiac Tax Increment Finance
            Authority, Development Area No. 3,
            Series 2002,
             6.375% 06/01/31                       450,000    480,141
          MI Taylor Tax Increment Finance
            Authority, Series 2001, Insured: FSA
             5.375% 05/01/17                     1,000,000  1,061,840
                                                           ----------
                                Special Property Tax Total 14,223,312
                                                           ----------
          STATE APPROPRIATED - 1.2%
          MI Building Authority, Series 2001 I,
             5.000% 10/15/24                     1,000,000  1,030,360
          PR Commonwealth of Puerto Rico
            Public Finance Corp., Series 2002 E,
             6.000% 08/01/26                       820,000    935,776
                                                           ----------
                                  State Appropriated Total  1,966,136
                                                           ----------
          STATE GENERAL OBLIGATIONS - 0.3%
          CA State, Series 2003,
             5.250% 02/01/23                       380,000    412,676
                                                           ----------
                           State General Obligations Total    412,676
                                                           ----------
                                          TAX-BACKED TOTAL 45,078,047
                                                           ----------
          -----------------------------------------------------------
          TRANSPORTATION - 12.9%
          AIR TRANSPORTATION - 4.4%
          CA Los Angeles Regional Airport,
            LAXfuel Corp., Series 2001, AMT,
            Insured: AMBAC
             5.250% 01/01/23                       500,000    510,640
          CO Denver City & County Airport,
            United Air Lines, Inc.,
            Series 1992 A, AMT,
             6.875% 10/01/32(d)                    645,000    665,085
          FL Capital Trust Agency, Air Cargo-
            Orlando, Series 2003, AMT,
             6.750% 01/01/32                       350,000    372,288

                                                   PAR ($) VALUE ($)
           ---------------------------------------------------------

           IN Indianapolis Airport Authority,
             FedEx Corp., Series 2004, AMT,
              5.100% 01/15/17                      500,000   514,775
           NC Charlotte/Douglas International
             Airport, US Airways, Inc.:
             Series 1998, AMT,
              5.600% 07/01/27                      250,000   231,407
             Series 2000, AMT,
              7.750% 02/01/28                      500,000   526,765
           NJ Economic Development Authority,
             Continental Airlines, Inc.,
             Series 2003, AMT,
              9.000% 06/01/33                    1,250,000 1,360,637
           NY New York City Industrial
             Development Agency, Terminal One
             Group-JFK International Airport,
             Series 2005, AMT,
              5.500% 01/01/21                      500,000   528,975
           NY New York City Industrial
             Development Authority, JFK
             International Airport, American
             Airlines, Inc., Series 2002 B, AMT,
              8.500% 08/01/28                      500,000   559,410
           PA Philadelphia Authority for
             Industrial Development Aero
             Philadelphia, Series 1999, AMT,
              5.250% 01/01/09                      220,000   220,568
           TX Alliance Airport Authority, Inc.,
             Federal Express Corp.,
             Series 2006, AMT,
              4.850% 04/01/21                      250,000   246,835
           TX Dallas-Fort Worth International
             Airport, American Airlines, Inc.,
             Series 2000 A, AMT,
              9.000% 05/01/29                      750,000   803,100
           TX Houston Industrial Development
             Corp., United Parcel Service,
             Series 2002, AMT,
              6.000% 03/01/23                      510,000   528,095
                                                           ---------
                                  Air Transportation Total 7,068,580
                                                           ---------
           AIRPORTS - 2.0%
           GA Augusta Airport,
             Series 2005 B, AMT,
              5.350% 01/01/28                      215,000   216,430
           TX Dallas Fort Worth International
             Airport, Series 2004 B, AMT,
             Insured: FSA
              5.000% 11/01/25                    3,000,000 3,041,010
                                                           ---------
                                            Airports Total 3,257,440
                                                           ---------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)           PAR ($)  VALUE ($)
            --------------------------------------------------------

            TRANSPORTATION - (CONTINUED)
            TOLL FACILITIES - 3.2%
            CA San Joaquin Hills Transportation
              Corridor Agency, Series 1997 A,
              Insured: MBIA
               (a) 01/15/15                     3,000,000  2,062,890
            CO E-470 Public Highway Authority,
              Series 2000 B, Insured: MBIA
               (a) 09/01/18                     3,000,000  1,694,670
            CO Northwest Parkway Public
              Highway Authority,
              Series 2001 D,
               7.125% 06/15/41                  1,000,000    921,320
            PR Commonwealth of Puerto Rico
              Highway & Transportation
              Authority, Series 2003 AA,
              Insured: MBIA
               5.500% 07/01/18                    375,000    417,424
                                                          ----------
                                    Toll Facilities Total  5,096,304
                                                          ----------
            TRANSPORTATION - 3.3%
            NV Department of Business &
              Industry, Las Vegas Monorail
              Project, Series 2000,
               7.375% 01/01/40                    750,000    768,840
            NY Port Authority of New York &
              New Jersey, Series 2004, AMT,
              Insured: FSA
               5.125% 07/15/30(i)               4,450,000  4,582,254
                                                          ----------
                                     Transportation Total  5,351,094
                                                          ----------
                                     TRANSPORTATION TOTAL 20,773,418
                                                          ----------
            --------------------------------------------------------
            UTILITIES - 15.8%
            INDEPENDENT POWER PRODUCERS - 1.9%
            NY Port Authority of New York &
              New Jersey, KIAC Partners,
              Series 1996 IV, AMT,
               6.750% 10/01/11                  2,000,000  2,037,000
            NY Suffolk County Industrial
              Development Authority,
              Nissequogue Cogeneration Partners
              Facilities, Series 1998, AMT,
               5.500% 01/01/23                    550,000    506,396
            PA Carbon City Industrial
              Development Authority, Panther
              Creek Partners Project,
              Series 2000, AMT,
               6.650% 05/01/10                    115,000    121,554

                                                    PAR ($) VALUE ($)
           ----------------------------------------------------------

           PR Commonwealth of Puerto Rico
             Industrial, Tourist, Educational,
             Medical & Environmental
             Cogeneration Facilities, AES
             Project, Series 2000, AMT,
              6.625% 06/01/26                       320,000   348,950
                                                            ---------
                          Independent Power Producers Total 3,013,900
                                                            ---------
           INVESTOR OWNED - 7.9%
           AZ Pima County Industrial
             Development Authority, Tucson
             Electric Power Co.,
             Series 1997 A, AMT,
              6.100% 09/01/25                       750,000   752,205
           CA Chula Vista Industrial
             Development Authority, San Diego
             Gas & Electric Co.,
             Series 1996 B, AMT,
              5.500% 12/01/21                       475,000   506,260
           FL Polk County Industrial
             Development Authority, Tampa
             Electric Co., Series 1996, AMT,
              5.850% 12/01/30                       800,000   815,648
           IL Bryant, Central Illinois Light Co.,
             Series 1993,
              5.900% 08/01/23                     1,000,000 1,005,680
           IN Petersburg, Indianapolis Power &
             Light Co., Series 1995,
              6.625% 12/01/24                       750,000   765,630
           LA Calcasieu Parish Industrial
             Development Board, Entergy Gulf
             States, Inc., Series 1999,
              5.450% 07/01/10                       500,000   506,260
           LA West Feliciana Parish, Entergy
             Gulf States, Inc., Series 1999 B,
              6.600% 09/01/28                       500,000   502,655
           MS Business Finance Corp., Systems
             Energy Resources, Series 1998,
              5.875% 04/01/22                     1,500,000 1,509,180
           MT Forsyth:
             Northwestern Corp., Series 2006,
             Insured: AMBAC
              4.650% 08/01/23                     1,000,000 1,000,580
             Portland General, Series 1998 A,
              5.200% 05/01/33                       225,000   231,563
           NV Clark County Industrial
             Development Authority, Nevada
             Power Co., Series 1997 A, AMT,
              5.900% 11/01/32                     1,500,000 1,499,925
           OH Air Quality Development
             Authority, Cleveland Electric
             Illuminating Co., Series 2002 A,
              6.000% 12/01/13                       650,000   673,393

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

            MUNICIPAL BONDS (CONTINUED)          PAR ($)   VALUE ($)
            --------------------------------------------------------

            UTILITIES - (CONTINUED)
            INVESTOR OWNED - (CONTINUED)
            PA Economic Development Financing
              Authority, Reliant Energy, Inc.,
              Series 2001 A, AMT,
               6.750% 12/01/36                   400,000     428,116
            TX Brazos River Authority, TXU
              Energy Co., LLC:
              Series 2001 C, AMT,
               5.750% 05/01/36                   220,000     232,668
              Series 2003 C, AMT,
               6.750% 10/01/38                   555,000     623,171
            VA Pittsylvania County Industrial
              Development Authority, Virginia
              Electric & Power Co.,
              Series 1994 A, AMT,
               7.450% 01/01/09                   600,000     607,386
            WY Campbell County, Black Hills
              Power, Inc., Series 2004,
               5.350% 10/01/24                 1,000,000   1,029,610
                                                         -----------
                                    Investor Owned Total  12,689,930
                                                         -----------
            JOINT POWER AUTHORITY - 0.3%
            NC Eastern Municipal Power Agency,
              Series 2003 F,
               5.500% 01/01/16                   430,000     456,006
                                                         -----------
                             Joint Power Authority Total     456,006
                                                         -----------
            MUNICIPAL ELECTRIC - 2.8%
            CA Department of Water Resources,
              Series 2002 A, Insured: AMBAC
               5.500% 05/01/14                 2,000,000   2,186,460
            WA Seattle Light & Power,
              Series 2001, Insured: FSA
               5.500% 03/01/17                 2,250,000   2,391,233
                                                         -----------
                                Municipal Electric Total   4,577,693
                                                         -----------
            WATER & SEWER - 2.9%
            MA Water Resources Authority,
              Series 1997 D, Insured: MBIA
               5.000% 08/01/24                 2,000,000   2,059,780
            MS V Lakes Utility District,
              Series 1994,
               8.250% 07/15/24(j)                485,000     383,572
            TX Houston Water & Sewer System,
              Series 1991 C, Insured: AMBAC
               (a) 12/01/12                    3,000,000   2,294,850
                                                         -----------
                                     Water & Sewer Total   4,738,202
                                                         -----------
                                         UTILITIES TOTAL  25,475,731
                                                         -----------
            TOTAL MUNICIPAL BONDS
              (cost of $245,190,678)                     245,485,948
                                                         -----------

                                                   SHARES VALUE ($)
             ------------------------------------------------------

             MUNICIPAL PREFERRED STOCKS - 2.0%
             ------------------------------------------------------
             HOUSING - 2.0%
             MULTI-FAMILY - 2.0%
             Charter Mac Equity Issuer Trust,
               AMT:
                6.000% 04/30/19(e)              1,000,000 1,071,960
               Series 2000,
                7.600% 11/30/10(e)                500,000   554,115
             GMAC Municipal Mortgage Trust,
               AMT,
                5.600% 10/31/39(e)                500,000   509,970
             MuniMae Trust, AMT,
                5.800% 06/30/49(e)              1,000,000 1,013,020
                                                          ---------
                                       Multi-Family Total 3,149,065
                                                          ---------
                                            HOUSING TOTAL 3,149,065
                                                          ---------
             TOTAL MUNICIPAL PREFERRED STOCKS
               (cost of $3,000,000)                       3,149,065
                                                          ---------
             INVESTMENT COMPANY - 0.0%
             ------------------------------------------------------
             Dreyfus Tax-Exempt Cash
               Management Fund                      3,912     3,912
                                                          ---------
             TOTAL INVESTMENT COMPANY
               (cost of $3,912)                               3,912
                                                          ---------
             SHORT-TERM OBLIGATIONS - 1.0%        PAR ($)
             ------------------------------------------------------

             VARIABLE RATE DEMAND NOTES (K) - 1.0%
             FL Orange County School Board:
               Series 2000 B,
               SPA: SunTrust Bank N.A.
                3.550% 08/01/25                   300,000   300,000
               Series 2002 B,
                3.550% 08/01/27                   300,000   300,000
             KY Shelby County Lease Revenue,
               Series 2004 A,
               LOC: U.S. Bank N.A.
                3.570% 09/01/34                   100,000   100,000
             MA Water Resources Authority,
               Series 2002 D,
               LOC: Landesbank Baden-
               Wurttemberg
                3.520% 08/01/17                   100,000   100,000
             MN Mankato, Bethany Lutheran
               College, Inc., Series 2000 B,
               LOC: Wells Fargo Bank
                3.630% 11/01/15                   100,000   100,000
             WI Health & Educational Facilities
               Authority, ProHealth Care, Inc.,
               Series 2001 B,
                3.580% 08/15/30                   400,000   400,000

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)

              SHORT-TERM OBLIGATIONS - 1.0%   PAR ($)    VALUE ($)
              ----------------------------------------------------

              VARIABLE RATE DEMAND NOTES (K) (CONTINUED)
              WY Uinta County, Chevron Corp.,
                Series 1997,
                 3.540% 04/01/10              300,000     300,000
                                                      -----------
                     VARIABLE RATE DEMAND NOTES TOTAL   1,600,000
                                                      -----------
              TOTAL SHORT-TERM OBLIGATIONS
                (cost of $1,600,000)                    1,600,000
                                                      -----------
              TOTAL INVESTMENTS - 155.5%
                (cost of $249,794,590)(l)             250,238,925
                                                      -----------
              AUCTION PREFERRED SHARES PLUS
                CUMULATIVE UNPAID DISTRIBUTIONS -
                (55.9)%                               (90,035,496)
              OTHER ASSETS & LIABILITIES, NET - 0.4%      763,446
                                                      -----------
              NET ASSETS - 100.0%                     160,966,875
                                                      -----------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)Zero coupon bond.
(b)Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At May 31, 2006, the value of these securities amounted to $5,301,950, which represents 3.3% of net assets.

   Additional information on these restricted securities is as follows:

                                                 Acquisition Acquisition
        Security                                    Date        Cost
        ----------------------------------------------------------------
        CA Statewide Communities Development
         Authority,
          Crossroads School for Arts & Sciences,
         Series 1998,
           6.00% 08/01/28                         08/21/98   $1,070,000

(c)The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2006, the value of these securities amounted to $771,559, which represents 0.5% of net assets.
(d)The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2006, the value of these securities amounted to $723,145, which represents 0.4% of net assets.
(e)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities, which did not include any illiquid securities except for the following, amounted to $5,301,950, which represents 3.3% of net assets.

                                   Acquisition
       Security                       Date       Par      Cost    Value
       ------------------------------------------------------------------
       Resolution Trust Corp.,
        Pass-Through Certificates,
          Series 1993 A, 8.500%
           12/01/16                 08/27/93   $455,481 $455,481 $443,370

(f)Security purchased on a delayed delivery basis.
(g)The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h)Step bond. This security is currently not paying a coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.
(i)Security purchased as collateral for open futures contracts.
(j)The issuer is in default of certain debt covenants. Income is being accrued. At May 31, 2006, the value of this security represents 0.2% of net assets.
(k)Variable rate demand notes. These securities are payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflect the rate as of May 31, 2006.
(l)Cost for federal income tax purposes is $249,667,851.

   At May 31, 2006 the Trust held the following open short futures contracts:

                                         Aggregate  Expiration  Unrealized
    Type            Contracts   Value    Face Value    Date    Appreciation
    -----------------------------------------------------------------------
    U.S. Treasury
     Bonds             71     $7,554,843 $8,011,675   Jun-06     $456,832
    10 Yr. U.S.
     Treasury Notes    85     $8,931,640 $9,080,113   Jun-06     $148,473
                                                                 --------
                                                                 $605,305
                                                                 --------

   At May 31, 2006, the Trust held the following forward swap contract:

                                                                     Net
                                                                  Unrealized
 Notional   Effective Expiration Counter- Receive Fixed  Variable   Depre-
  Amount      Date       Date     party    (Pay)  Rate     Rate    ciation
-------------------------------------------------------------------------------
$20,000,000 08/08/06   08/08/16  JPMorgan  (Pay)  4.158%   BMA        $(92,383)
                                  Chase                   Index
                                   Bank

   At May 31, 2006, the composition of the Trust by revenue source is as follows:

                                                      % of
                   Holdings by Revenue Source      Net Assets
                   ------------------------------------------
                   Health Care                        42.5%
                   Tax-Backed                         28.0
                   Housing                            20.1
                   Other                              15.9
                   Utilities                          15.8
                   Transportation                     12.9
                   Industrial                          7.8
                   Education                           5.5
                   Other Revenue                       3.9
                   Resource Recovery                   2.1
                   Investment Company                    -*
                   Short-Term Obligations              1.0
                   Auction Preferred Shares          (55.9)
                   Other Assets & Liabilities, Net     0.4
                                                     -----
                                                     100.0%
                                                     -----

                   *Rounds to less than 0.1%

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          INVESTMENT PORTFOLIO (CONTINUED)

May 31, 2006 (Unaudited)


                   Acronym Name
                   ------------------------------------------
                    AMBAC  Ambac Assurance Corp.
                    AMT    Alternative Minimum Tax
                    BMA    Bond Market Association
                    FGIC   Financial Guaranty Insurance Co.
                    FHA    Federal Housing Administration
                    FHLMC  Federal Home Loan Mortgage
                           Corporation
                    FSA    Financial Security Assurance, Inc.
                    GNMA   Government National Mortgage
                           Association
                    LOC    Letter of Credit
                    MBIA   MBIA Insurance Corp.
                    SPA    Stand-by Purchase Agreement
                    PSFG   Permanent School Fund Guaranteed

See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006 (Unaudited)

        ASSETS:
        Investments, at cost                               $249,794,590
                                                           ------------
        Investments, at value                              $250,238,925
        Cash                                                     97,954
        Receivable for:
          Interest                                            3,929,796
          Futures variation margin                               48,750
        Deferred Trustees' compensation plan                     20,974
                                                           ------------
           Total Assets                                     254,336,399
                                                           ------------

        LIABILITIES:
        Net unrealized depreciation on swap contracts            92,383
        Payable for:
          Investments purchased on a delayed delivery
          basis                                               2,252,492
          Distributions - common shares                         751,952
          Distributions - preferred shares                       35,496
          Investment advisory fee                               137,084
          Pricing and bookkeeping fees                           22,168
          Custody fee                                             5,052
          Audit fee                                              13,990
          Preferred shares remarketing commissions                2,880
          Chief compliance officer expenses (See Note 4)            749
        Deferred Trustees' fees                                  20,974
        Other liabilities                                        34,304
                                                           ------------
           Total Liabilities                                  3,369,524
                                                           ------------
        AUCTION PREFERRED SHARES (3,600 shares
          issued and outstanding at $25,000 per share)     $ 90,000,000
                                                           ------------

        COMPOSITION OF NET ASSETS APPLICABLE
          TO COMMON SHARES:
        Paid-in capital - common shares                    $202,592,667
        Overdistributed net investment income                  (143,445)
        Accumulated net realized loss                       (42,439,604)
        Net unrealized appreciation (depreciation) on:
          Investments                                           444,335
          Swap contracts                                        (92,383)
          Futures contracts                                     605,305
                                                           ------------
        Net assets at value applicable to 27,750,678
          common shares of beneficial interest outstanding $160,966,875
                                                           ------------
        Net asset value per common share                   $       5.80
                                                           ------------


  STATEMENT OF OPERATIONS

  For the Six Months Ended May 31, 2006 (Unaudited)

          INVESTMENT INCOME:
          Interest                                       $ 7,300,215
                                                         -----------

          EXPENSES:
          Investment advisory fee                            814,308
          Transfer agent fee                                  29,681
          Pricing and bookkeeping fees                        67,524
          Trustees' fees                                       8,692
          Preferred shares remarketing commissions           112,114
          Custody fee                                          8,827
          Chief compliance officer expenses (See Note 4)       2,337
          Other expenses                                      72,694
                                                         -----------
            Total Expenses                                 1,116,177
          Custody earnings credit                             (1,515)
                                                         -----------
            Net Expenses                                   1,114,662
                                                         -----------
          Net Investment Income                            6,185,553
                                                         -----------

          NET REALIZED AND UNREALIZED GAIN (LOSS)
            ON INVESTMENTS, SWAP CONTRACTS AND
            FUTURES CONTRACTS:
          Net realized gain (loss) on:
            Investments                                     (440,562)
            Futures contracts                                502,367
                                                         -----------
             Net realized gain                                61,805
                                                         -----------
          Net change in unrealized appreciation
            (depreciation) on:
            Investments                                      865,305
            Swap contracts                                   (92,383)
            Futures contracts                                604,499
                                                         -----------
             Net change in unrealized appreciation
             (depreciation)                                1,377,421
                                                         -----------
          Net Gain                                         1,439,226
                                                         -----------
          Net Increase in Net Assets from Operations       7,624,779
                                                         -----------

          LESS DISTRIBUTIONS DECLARED TO PREFERRED
            SHAREHOLDERS:
          From net investment income                      (1,453,207)
                                                         -----------
          Net Increase in Net Assets from Operations
            Applicable to Common Shares                  $ 6,171,572
                                                         -----------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          STATEMENT OF CHANGES IN NET ASSETS


                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED      YEAR ENDED
                                                 MAY 31,    NOVEMBER 30,
      INCREASE (DECREASE) IN NET ASSETS:          2006          2005
      -------------------------------------------------------------------
      OPERATIONS:
      Net investment income                   $  6,185,553  $ 12,440,205
      Net realized gain on investments
        and futures contracts                       61,805     1,501,601
      Net change in unrealized
        appreciation (depreciation) on
        investments, swap contracts and
        futures contracts                        1,377,421       622,105
                                              ------------  ------------
      Net Increase from Operations               7,624,779    14,563,911
                                              ------------  ------------
      LESS DISTRIBUTIONS DECLARED
        TO PREFERRED SHAREHOLDERS:
      From net investment income                (1,453,207)   (2,031,984)
                                              ------------  ------------
      Increase in Net Assets from
        Operations Applicable to
        Common Shares                            6,171,572    12,531,927
                                              ------------  ------------
      LESS DISTRIBUTIONS DECLARED
        TO COMMON SHAREHOLDERS:
      From net investment income                (5,049,784)  (10,623,821)
                                              ------------  ------------
      SHARE TRANSACTIONS:
      Distributions reinvested                      52,880       127,412
                                              ------------  ------------
      Total Increase in Net Assets
        Applicable to Common Shares              1,174,668     2,035,518
      NET ASSETS APPLICABLE TO
        COMMON SHARES:
      Beginning of period                      159,792,207   157,756,689
                                              ------------  ------------
      End of period (including
        undistributed (overdistributed)
        net investment income of
        $(143,445) and $173,993,
        respectively)                         $160,966,875  $159,792,207
                                              ------------  ------------
      NUMBER OF TRUST SHARES:
      Common Shares:
        Issued for distributions reinvested          9,024        21,935
      Outstanding at:
        Beginning of period                     27,741,654    27,719,719
                                              ------------  ------------
        End of period                           27,750,678    27,741,654
                                              ------------  ------------
      Preferred Shares:
      Outstanding at end of period                   3,600         3,600
                                              ------------  ------------

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED                    YEAR ENDED NOVEMBER 30,
                                                    MAY 31,     ----------------------------------------------------
                                                     2006         2005      2004      2003        2002       2001
---------------------------------------------------             ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   5.76     $   5.69  $   5.85  $   5.82  $   6.12     $   6.05
                                                   --------     --------  --------  --------  --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                              0.22         0.45      0.45      0.47      0.50(b)      0.53
Net realized and unrealized gain (loss) on
  investments, swap contracts and futures
  contracts                                            0.05         0.08     (0.15)     0.02     (0.33)(b)     0.03
                                                   --------     --------  --------  --------  --------     --------
 Total from Investment Operations                      0.27         0.53      0.30      0.49      0.17         0.56
                                                   --------     --------  --------  --------  --------     --------
LESS DISTRIBUTIONS DECLARED TO PREFERRED
  SHAREHOLDERS:
From net investment income                            (0.05)       (0.08)    (0.04)    (0.03)    (0.05)       (0.10)
                                                   --------     --------  --------  --------  --------     --------
 Total from Investment Operations Applicable to
   Common Shareholders                                 0.22         0.45      0.26      0.46      0.12         0.46
                                                   --------     --------  --------  --------  --------     --------
LESS DISTRIBUTIONS DECLARED TO COMMON
SHAREHOLDERS:
From net investment income                            (0.18)       (0.38)    (0.42)    (0.43)    (0.42)       (0.39)
                                                   --------     --------  --------  --------  --------     --------
LESS SHARE TRANSACTIONS:
Commission and offering costs -- preferred shares        --           --        --        --        --           --
                                                   --------     --------  --------  --------  --------     --------
NET ASSET VALUE, END OF PERIOD                     $   5.80     $   5.76  $   5.69  $   5.85  $   5.82     $   6.12
                                                   --------     --------  --------  --------  --------     --------
Market price per share -- common shares            $   5.72     $   5.36  $   5.66  $   5.65  $   5.67     $   5.65
                                                   --------     --------  --------  --------  --------     --------
Total return -- based on market value -- common
  shares (c)                                          10.12%(d)     1.36%     7.86%     7.35%     7.87%       12.05%
                                                   --------     --------  --------  --------  --------     --------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
  DATA:
Expenses (e)(f)                                        1.39%(g)     1.40%     1.42%     1.39%     1.37%        1.45%
Net investment income before preferred stock
  dividend (e)(f)                                      7.69%(g)     7.73%     7.79%     8.17%     8.28%(b)     8.55%
Net investment income after preferred stock
  dividend (e)(f)                                      5.89%(g)     6.46%     7.15%     7.61%     7.47%(b)     6.94%
Portfolio turnover rate                                  10%(d)       18%       16%       15%       27%          12%
Net assets, end of period (000's) -- common
  shares                                           $160,967     $159,792  $157,757  $161,994  $161,044     $169,080

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.24% to 8.28% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.43% to 7.47%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.
(c)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(d)Not annualized.
(e)The benefits derived from custody credits had an impact of less than 0.01%.
(f)Ratios reflect average net assets available to common shares only.
(g)Annualized.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                   --------------------------------------------------------
                                                                       2000         1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   6.51     $   7.57     $   7.41  $   7.41    $   7.48
                                                                   --------     --------     --------  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.55(e)      0.46         0.47      0.51        0.51
Net realized and unrealized gain (loss) on investments and futures
  contracts                                                           (0.44)       (0.97)        0.18        --(a)    (0.07)
                                                                   --------     --------     --------  --------    --------
 Total Income from Investment Operations                               0.11        (0.51)        0.65      0.51        0.44
                                                                   --------     --------     --------  --------    --------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                            (0.14)       (0.04)
                                                                   --------     --------     --------  --------    --------
 Total from Investment Operations Applicable to Common
   Shareholders                                                       (0.03)       (0.55)          --        --          --
                                                                   --------     --------     --------  --------    --------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                            (0.43)       (0.42)       (0.48)    (0.51)      (0.51)
In excess of net investment                                              --        (0.04)       (0.01)       --          --
                                                                   --------     --------     --------  --------    --------
 Total Distributions Declared to Common Shareholders                  (0.43)       (0.46)       (0.49)    (0.51)      (0.51)
                                                                   --------     --------     --------  --------    --------
LESS SHARE TRANSACTIONS:
Commission and offering costs -- preferred shares                        --(a)     (0.05)          --        --          --
                                                                   --------     --------     --------  --------    --------
NET ASSET VALUE, END OF PERIOD                                     $   6.05     $   6.51     $   7.57  $   7.41    $   7.41
                                                                   --------     --------     --------  --------    --------
Market price per share -- common shares                            $   5.38     $   5.75     $   8.13  $   7.56    $   7.25
                                                                   --------     --------     --------  --------    --------
Total return -- based on market value -- common shares (b)             0.84%      (24.33)%      14.57%    11.67%      15.36%
                                                                   --------     --------     --------  --------    --------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (c)                                                           1.33%(d)     1.08%(d)     0.82%     0.86%       0.91%
Net investment income before preferred stock dividend (c)              8.88%(d)     7.00%(d)     6.20%     6.83%       6.87%
Net investment income after preferred stock dividend (c)               6.68%(d)     6.36%(d)       --        --          --
Portfolio turnover rate                                                  12%          20%          34%       15%         22%
Net assets, end of period (000's) -- common shares                 $167,265     $180,082     $208,931  $203,533    $202,793

(a)Rounds to less than $0.01 per share.
(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(c)The benefits derived from custody credits had an impact of less than 0.01%.
(d)Ratios reflect average net assets available to common shares only.
(e)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.


See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          NOTES TO FINANCIAL STATEMENTS

May 31, 2006 (Unaudited)

NOTE 1. ORGANIZATION

Colonial Municipal Income Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality bonds and notes issued by or on behalf of state and local government units whose interest is exempt from ordinary federal income tax, other than the possible incidence of any alternative minimum tax. The Trust's secondary goal is to seek total return.

TRUST SHARES

The Trust may issue an unlimited number of common shares. On July 20, 1999, the Trust issued 3,600 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities,
(2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or

                                    [GRAPHIC]



          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2006 (Unaudited)

losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

SWAPS

The Trust may engage in swap transactions such as interest rate, forward, total return, index or currency swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Trust had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Trust's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Trust will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Trust will succeed in pursuing contractual remedies. The Trust thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.


The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to common shareholders are recorded on the ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2006 was 3.60%. For the six months ended May 31, 2006, the Trust declared dividends to Auction Preferred shareholders amounting to $1,453,207, representing an average dividend rate of 3.25% per APS.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2005 was as follows:

                    Distributions paid from:*
                       Tax-Exempt Income        $12,655,805
                       Ordinary Income                   --
                       Long-Term Capital Gains           --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

                                    [GRAPHIC]



          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2006 (Unaudited)


Unrealized appreciation and depreciation at May 31, 2006, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation     $ 12,043,459
                   Unrealized depreciation      (11,472,385)
                                               ------------
                   Net unrealized appreciation $    571,074
                                               ------------

The following capital loss carryforwards, determined as of November 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

                             YEAR OF   CAPITAL LOSS
                            EXPIRATION CARRYFORWARD
                            ---------- ------------
                               2007... $ 3,490,821
                               2008...  13,036,764
                               2009...   3,114,307
                               2010...   7,684,792
                               2011...   4,393,912
                               2012...   4,060,511
                                       -----------
                                       $35,781,107
                                       -----------

Capital loss carryforwards of $1,771,364 were utilized and $5,425,419 expired during the year ended November 30, 2005 for the Trust.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Trust and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee, exclusive of out-of-pocket expenses and changes, shall not exceed $140,000.

The Trust also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Trust's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended May 31, 2006, the annualized effective pricing and bookkeeping fee rate for the Trust, inclusive of out-of-pocket expenses, was 0.054% of the Trust's average daily net assets.

CUSTODY CREDITS

The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

All officers of the Trust, with the exception of the Trust's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Trust's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER

Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2006, the Trust paid $1,232 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $46,884,379 and $25,271,883, respectively.

                                    [GRAPHIC]



          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2006 (Unaudited)


NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 3,600 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2006, there were no such restrictions on the Trust.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust's insurers is rated Aaa by Moody's Investor Services Inc. At May 31, 2006, private insurers who insure greater than 5% of the total investments of the Trust were as follows:

                                                    % OF TOTAL
                 INSURER                            INVESTMENTS
                 ----------------------------------------------
                 MBIA Insurance Corp.                   9.3%
                 Financial Security Assurance, Inc.     5.7
                 Ambac Assurance Corp.                  5.3

GEOGRAPHIC CONCENTRATION

The Trust has greater than 5% of its total investments at May 31, 2006 invested in debt obligations issued by the states of California, Illinois, Massachusetts, New York, Pennsylvania and Texas and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

ISSUER FOCUS

As a non-diversified fund, the Trust may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Trust may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and

                                    [GRAPHIC]



          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

May 31, 2006 (Unaudited)

other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of the shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ''MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

                                    [GRAPHIC]



          ASSET COVERAGE REQUIREMENTS



                                              INVOLUNTARY
                                     ASSET    LIQUIDATING   AVERAGE
                      TOTAL AMOUNT  COVERAGE  PREFERENCE  MARKET VALUE
                      OUTSTANDING  PER SHARE*  PER SHARE   PER SHARE
         -------------------------------------------------------------
         05/31/06 **  $90,000,000   $69,713     $25,010     $25,000
         11/30/05      90,000,000    69,387      25,010      25,000
         11/30/04      90,000,000    68,821      25,004      25,000
         11/30/03      90,000,000    69,998      25,006      25,000
         11/30/02      90,000,000    69,734      25,001      25,000
         11/30/01      90,000,000    71,967      25,007      25,000
         11/30/00      90,000,000    71,462      25,011      25,000
         11/30/99 ***  90,000,000    50,023      25,006      25,000

* Calculated by subtracting the Trust's total liabilities from the Trust's total assets and dividing the amount by the number of APS outstanding.
** Unaudited.
***On July 20, 1999, the Trust began offering Auction Preferred Shares.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          SHAREHOLDER MEETING RESULTS



RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 24, 2006, the Annual Meeting of Shareholders of the Trust was held to consider re-election of Trustees. On March 10, 2006, the record date for the Meeting, the Trust had 27,741,654 common shares outstanding and 3,600 preferred shares outstanding. The votes cast were as follows:

ELECTION OF TRUSTEES:

The shareholders re-elected the following Trustees as follows:

                                            FOR     WITHHELD
                    ----------------------------------------
                    Janet Langford Kelly 23,116,936 417,008
                    Charles R. Nelson    23,125,521 408,423
                    Patrick J. Simpson   23,120,073 413,871
                    Richard L. Woolworth 23,107,372 423,368

The holders of preferred shareholders re-elected the following Trustees as follows:

                                           FOR  WITHHELD
                        --------------------------------
                        Douglas A. Hacker 3,204    0
                        Thomas E. Stitzel 3,204    0

The terms of office of Thomas C. Theobald, John J. Neuhauser, William E. Mayer, Anne-Lee Verville and Richard W. Lowry continued after the Meeting.

See Accompanying Notes to Financial Statements.

                                    [GRAPHIC]



          DIVIDEND REINVESTMENT PLAN


COLONIAL MUNICIPAL INCOME TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by Computershare (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

Participants in the Plan have the option of making additional cash payments to the Plan Agent semi-annually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. State Street will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions as well as from voluntary cash payments. Brokerage charges for purchasing small amounts of stock for individual accounts under the voluntary cash purchase provisions of the Plan are expected to be less than the usual brokerage charges for individual transactions of comparable size, because the Plan Agent will be purchasing shares for all participants in blocks and charging to cash purchase Plan participants a pro rated portion of the lower commissions usually obtainable on such block purchases.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to the Plan participants. Contact the Plan Agent for more information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

[LOGO]
Transfer Agent
Important Information About This Report
The Transfer Agent for Colonial Municipal Income Trust is:

Computershare
P.O. Box 43010
Providence, RI 02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications -- As required, on June 21, 2006, the trust submitted to the New York Stock Exchange ("NYSE") the annual certification of the trust's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The trust also has included the certifications of the trust's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

                                    [GRAPHIC]


COLONIAL MUNICIPAL INCOME TRUST
                                                              SEMIANNUAL REPORT

                                            SHC-44/111423-0506 (07/06) 06/26759

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                        Registrant Purchases of Equity Securities*
                             -----------------------------------------------------------------
                                                             (c)
                                                       Total Number of            (d)
                                 (a)         (b)     Shares Purchased as   Maximum Number of
                             Total Number  Average    Part of Publicly    Shares that May Yet
                              of Shares   Price Paid   Announced Plans    Be Purchased Under
Period                        Purchased   Per Share      or Programs     the Plans or Programs
------                       ------------ ---------- ------------------- ---------------------
12/01/05 through 12/31/05...     9,695      $5.39           9,695                 N/A
01/01/06 through 01/31/06...     9,588      $5.56           9,588                 N/A
02/01/06 through 02/28/06...     9,169      $5.83           9,169                 N/A
03/01/06 through 03/31/06...         0      $0.00               0                 N/A
04/01/06 through 04/30/06...     9,086      $5.82           9,086                 N/A
05/01/06 through 05/31/06...     8,432      $5.88           8,432                 N/A
                                ------      -----          ------                 ---
Total.......................    45,970      $5.69          45,970                 N/A
                                ------      -----          ------                 ---

--------
* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial Municipal Income Trust
             ----------------------------------------------

By (Signature and Title) /S/ Christopher L. Wilson
                         ----------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     ------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         ----------------------------------
                         Christopher L. Wilson, President

Date                     July 27, 2006
     ------------------------------------------------------

By (Signature and Title) /S/ J. Kevin Connaughton
                         ----------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     July 27, 2006
     ------------------------------------------------------